Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provisions

	Balances	Additions/ (recoveries)		Reclassifications	Uses		Balances as of December 31, 2016	Additions/ (recoveries)		Reclassifications	Uses		Balances
	as of December 31, 2015	Capital	Interest (i)		Debt recognition	Payments		Capital	Interest (i)		Debt recognition	Payments	as of December 31, 2017
Current
Provision for civil and commercial proceedings	112	-	-	47	(15)	(35)	109	76	-	104	(66)	(65)	158
Provision for labor claims	51	-	-	159	(27)	(92)	91	-	-	232	-	(223)	100
Provision for regulatory, tax and other matters claims	44	-	-	72	-	(45)	71	1	-	283	(140)	(67)	148

Total current provisions	207	-	-	278	(42)	(172)	271	77	-	619	(206)	(355)	406

Non-current
Provision for civil and commercial proceedings	240	14	54	(47)	-	-	261	150	53	(104)	-	-	360
Provision for labor claims	329	130	78	(159)	(1)	-	377	315	141	(232)	-	-	601
Provision for regulatory, tax and other matters claims	407	43	11	(45)	-	-	416	78	83	(283)	-	-	294
Asset retirement obligations	189	47	64	-	-	(2)	298	35	43			(5)	371

Total non-current provisions	1,165	234	207	(251)	(1)	(2)	1,352	578	320	(619)	-	(5)	1,626

Total provisions	1,372	(ii) 234	207	(iii) 27	(43)	(174)	1,623	(iv) 655	320	-	(206)	(360)	2,032

(i)Charged to finance costs, interest on provisions line item.

(ii)Charged 187 to Provisions, 45 to PP&E (CAPEX) and 2 to currency translation adjustments.

(iii)Use of Resolution No. 41/07 receivables.

(iv)Charged 590 to Provisions, 35 to CAPEX, 3 to currency translation adjustments and 27 to acquisition of Tuves Paraguay.